Additional Information On Consolidated Earnings (Loss)	12 Months Ended
Mar. 31, 2025
Profit (loss) [abstract]
Additional Information on consolidated earnings (loss)	ADDITIONAL INFORMATION ON CONSOLIDATED EARNINGS (LOSS)
The following table provides additional information on the consolidated earnings (loss):

Year ended	March 31,
	2025	2024
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	409,219	431,543
Tax credits (a)	(9,121)	(8,467)
Licenses and telecommunications	13,383	13,915
Professional fees	7,436	9,010
Other expenses	12,361	15,910
Impairment of property and equipment and right-of-use assets and loss on remeasurement of lease liabilities	150	1,462
Depreciation of property and equipment	2,013	3,338
Depreciation of right-of-use assets	2,510	2,575
	437,951	469,286
Expenses by Function
Cost of revenues	317,347	341,815
Selling, general and administrative expenses (b)	116,081	121,558
Depreciation	4,523	5,913
	437,951	469,286

(a) Tax credits are included in cost of revenues.
(b) For the year ended March 31, 2025, selling, general and administrative expenses includes termination and benefit costs for management personnel of $2,132,000 (2024 - nil) and $246,000 (2024 - nil) of reversal of share-based compensation expense for forfeited equity instruments.